Share Capital (Details) - USD ($)		1 Months Ended		12 Months Ended
	Dec. 09, 2022	Mar. 24, 2023	Feb. 28, 2022	Dec. 31, 2023	Dec. 31, 2022	Oct. 17, 2023	Feb. 02, 2023	Jul. 18, 2022	Mar. 01, 2022
Share Capital [Line Items]
Class of share issued				2,506,015	260,761
Shares outstanding				2,506,015	260,761
Share issued price per share (in Dollars per share)				$ 2.59	$ 16
Total proceeds (in Dollars)	$ 2,099,866			$ 2,562,660	$ 7,000,000
Issuances costs of transactions (in Dollars)					$ 522,460
Exercise price per share (in Dollars per share)	$ 17.6				$ 20	$ 3.68	$ 14.4
Shares issued	131,250			989,903	131,250
Conversion of Stock, Shares Issued				21
Common share	1				18,750
Warrant shares					1
Pre-funded warrants	1				112,500
Percentage of common shares issued and outstanding				10.00%
Granted shares				25,000	6,533
Share based compensation options vested (in Dollars)				$ 1,452,380	$ 1,567,583
Warrant balance					7,030
Warrants issued					13,781	815,217	10,938
Offering price per share (in Dollars per share)	$ 16
IPO [Member]
Share Capital [Line Items]
Share issued price per share (in Dollars per share)			$ 384	$ 3.68
Total proceeds (in Dollars)			$ 7,000,000
Shares issued			18,229
Common share			1
Warrant shares			1
Common share, price per share (in Dollars per share)			$ 460.8
Warrant [Member]
Share Capital [Line Items]
Share issued price				283,875
Share issued price per share (in Dollars per share)					$ 460.8
Issuances costs of transactions (in Dollars)					$ 313,482
Purchase exercise shares				283,875
Exercise price per share (in Dollars per share)				$ 17.37
Total proceeds (in Dollars)				$ 4,561,200	$ 2,155,195
Pre-funded warrants					8,521
Warrant balance				7,030
Over-Allotment Option [Member]
Share Capital [Line Items]
Share issued price per share (in Dollars per share)		$ 355.2			$ 355.2
Total proceeds (in Dollars)		$ 874,125			$ 874,125
Shares issued		2,461			2,461
Common share		1
Warrant shares		1
Offering price per share (in Dollars per share)					$ 460.8
Pre-Funded Warrants [Member]
Share Capital [Line Items]
Share issued price per share (in Dollars per share)					$ 124.8
Total proceeds (in Dollars)					$ 2,099,866
Shares issued					17,271
Common share					8,750
Private Placement [Member]
Share Capital [Line Items]
Share issued price per share (in Dollars per share)					$ 43.52
Total proceeds (in Dollars)					$ 1,119,373
Exercise price per share (in Dollars per share)						$ 4.05
Shares issued					25,768
Warrants issued						24,457
Capital Units [Member]
Share Capital [Line Items]
Share issued price				815,217
Share issued price per share (in Dollars per share)				$ 14.4	$ 384
Total proceeds (in Dollars)				$ 3,000,000
Issuances costs of transactions (in Dollars)				$ 453,345	$ 900,720
Shares issued					18,229
Capital Units [Member] | IPO [Member]
Share Capital [Line Items]
Share issued price				156,250
Total proceeds (in Dollars)				$ 2,250,000
Issuances costs of transactions (in Dollars)				$ 226,544
Common Stock [Member]
Share Capital [Line Items]
Class of share issued									715
Common share					1
Common Class A [Member]
Share Capital [Line Items]
Class of share issued				0	21
Shares outstanding				0	21
Unit A warrant [Member] | Warrant [Member]
Share Capital [Line Items]
Warrant balance				7,030	7,030
Versus Holdco [Member]
Share Capital [Line Items]
Shares issued					715
Xcite Acquisition [Member]
Share Capital [Line Items]
Shares issued					262
Investor [Member]
Share Capital [Line Items]
Exercise price per share (in Dollars per share)								$ 124.8
Common share								1
Warrants issued								25,906